Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Opportunity Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.43%♣
Communication Services — 2.59%
IMAX †	21,328	$ 810,677
Nexstar Media Group	2,058	372,148
Omnicom Group	6,549	493,205
Yelp †	10,201	252,373
		1,928,403
Consumer Discretionary — 8.90%
Aramark	15,938	646,127
BorgWarner	13,077	709,558
Brinker International †	3,468	495,126
Dick's Sporting Goods	4,771	946,042
KB Home	4,752	245,916
La-Z-Boy	9,052	290,931
Life Time Group Holdings †	20,739	558,709
Malibu Boats Class A †	7,167	185,769
Steven Madden	11,945	405,174
Taylor Morrison Home †	5,217	303,838
Texas Roadhouse	4,235	699,368
Toll Brothers	4,326	590,369
YETI Holdings †	14,749	539,666
		6,616,593
Consumer Staples — 3.51%
BJ's Wholesale Club Holdings †	8,854	871,410
Casey's General Stores	2,387	1,737,402
		2,608,812
Energy — 5.20%
Expand Energy	8,326	914,028
International Seaways	4,482	326,648
Liberty Energy	40,714	1,172,563
Permian Resources Class A	68,245	1,454,984
		3,868,223
Financials — 16.13%
Ally Financial	23,862	936,106
Axis Capital Holdings	10,660	1,081,030
East West Bancorp	14,811	1,581,222
Essent Group	8,748	511,233
Evercore Class A	2,551	761,499
Hamilton Lane Class A	6,810	676,914
Old National Bancorp	39,649	876,243
Reinsurance Group of America	4,948	1,010,184
SouthState Bank	9,980	923,350
Stifel Financial	12,538	926,809
Webster Financial	15,683	1,088,714
WSFS Financial	12,415	812,686
Zions Bancorp	13,982	805,643
		11,991,633
Healthcare — 11.78%
Axsome Therapeutics †	4,970	840,029
Bio-Techne	8,098	423,201
Blueprint Medicines =, †	5,124	0
Encompass Health	6,572	635,710
Glaukos †	4,348	468,106
Halozyme Therapeutics †	10,341	668,339
Insmed †	7,084	1,158,376
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Inspire Medical Systems †	3,057	$ 157,680
Lantheus Holdings †	5,758	436,744
Ligand Pharmaceuticals †	4,583	914,996
Natera †	3,110	621,969
Neurocrine Biosciences †	5,661	745,780
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	4,243	499,910
Supernus Pharmaceuticals †	12,410	641,473
TransMedics Group †	4,104	407,979
Ultragenyx Pharmaceutical †	6,531	136,824
		8,757,116
Industrials — 25.09%
ABM Industries	10,267	395,485
API Group †	11,077	448,840
Applied Industrial Technologies	2,355	624,829
Arcosa	9,019	957,277
Atkore	1,753	103,269
Bloom Energy Class A †	1,276	172,885
Boise Cascade	5,972	452,976
Carlisle	991	330,617
Carpenter Technology	1,556	613,297
Casella Waste Systems Class A †	5,210	413,361
Clean Harbors †	3,057	876,534
Dycom Industries †	414	140,271
ExlService Holdings †	22,000	669,900
Federal Signal	7,686	831,164
FTAI Aviation	1,373	336,385
Gates Industrial †	21,111	477,320
Graco	7,164	606,433
Kadant	1,180	344,973
KBR	11,265	415,228
Kirby †	7,992	1,061,977
Knight-Swift Transportation Holdings	11,533	664,070
Kratos Defense & Security Solutions †	2,217	156,321
Lincoln Electric Holdings	3,957	985,610
nVent Electric	2,166	256,194
Quanta Services	988	542,432
Regal Rexnord	4,007	750,351
Saia †	760	266,973
SPX Technologies †	2,358	471,458
Tecnoglass	4,336	193,169
Tetra Tech	18,537	558,334
Trex †	7,890	287,354
UL Solutions Class A	5,307	454,863
WESCO International	4,090	1,119,106
WillScot Holdings	21,778	378,066
XPO †	2,618	509,332
Zurn Elkay Water Solutions	17,364	778,602
		18,645,256
Information Technology — 13.79%
ASGN †	6,247	241,821
NQ-FL4 [0326] 0526 (5459500)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Astera Labs †	4,018	$ 440,373
Box Class A †	11,230	265,477
Coherent †	8,306	1,978,572
Dynatrace †	11,460	423,791
Guidewire Software †	5,631	842,172
MACOM Technology Solutions Holdings †	6,103	1,355,293
MKS	1,545	355,057
Procore Technologies †	7,090	404,130
PTC †	2,121	302,221
Q2 Holdings †	8,731	412,976
Rubrik Class A †	3,385	165,764
Semtech †	20,006	1,538,261
Silicon Laboratories †	4,144	862,574
SPS Commerce †	1,488	82,837
Varonis Systems †	15,489	332,549
Workiva †	4,075	242,992
		10,246,860
Materials — 3.46%
Kaiser Aluminum	5,035	606,768
Minerals Technologies	12,951	918,485
Reliance	3,438	1,044,877
		2,570,130
Real Estate — 5.81%
Brixmor Property Group	27,643	796,118
Camden Property Trust	8,048	785,968
First Industrial Realty Trust	14,670	848,660
Healthpeak Properties	31,615	519,434
Jones Lang LaSalle †	2,234	679,851
Kite Realty Group Trust	27,896	684,847
		4,314,878
Utilities — 2.17%
Black Hills	10,430	723,946
Spire	9,821	889,194
		1,613,140
Total Common Stocks (cost $48,289,515)		73,161,044

	Number of shares	Value (US $)

Short-Term Investments — 1.76%
Money Market Mutual Funds — 1.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	326,223	$ 326,223
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	326,223	326,223
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	326,223	326,223
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	326,222	326,222
Total Short-Term Investments (cost $1,304,891)		1,304,891

Total Value of Securities—100.19% (cost $49,594,406)		74,465,935
Liabilities Net of Receivables and Other Assets—(0.19%)		(141,066)
Net Assets Applicable to 3,740,083 Shares Outstanding—100.00%		$74,324,869
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-FL4 [0326] 0526 (5459500)